RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 04, 2019	Jan. 31, 2021	Dec. 31, 2019	Aug. 29, 2019	Feb. 19, 2019	Oct. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Note payable related party			$ 12,000				$ 9,000		$ 12,000	$ 12,000
Proceeds from notes payable							117,487		95,161
Lline of credit			398,470				$ 398,470		$ 398,470	398,470
Line of credit expiration date							May 05, 2022		May 05, 2022
Accrued interest			17,037				$ 35,787		$ 32,102	17,037
S and S Beverage [Member]
Note payable related party		$ 811,761	78,760						801,761	78,760
S and S Beverage [Member] | Note Payable [Member]
Note payable related party		$ 200,000							$ 200,000
Interest rate		8.00%							8.00%
Periodic payment		$ 9,045							$ 9,045
Proceeds from notes payable		$ 35,000							$ 35,000
Maturity date		Nov. 01, 2023							Nov. 01, 2023
Accrued interest		$ 11,776	0						$ 11,776	0
Notes payable		123,761	78,760						113,761	78,760
S and S Beverage [Member] | Note Payable 1 [Member]
Note payable related party		$ 612,700							$ 612,700
Interest rate		8.00%							8.00%
Maturity date		Nov. 01, 2023							Nov. 01, 2023
Notes payable		$ 200,000	200,000						$ 200,000	200,000
Loan forgiveness related party			412,700
S and S Beverage [Member] | Note Payable 2 [Member]
Note payable related party		$ 300,000							$ 300,000
Interest rate		2.00%							2.00%
Accrued interest		$ 9,953							$ 9,953
Notes payable		300,000							300,000
S and S Beverage [Member] | Note Payable 3 [Member]
Note payable related party		$ 200,000							$ 200,000
Interest rate		0.00%							0.00%
Accrued interest		$ 0							$ 0
Notes payable		198,000							198,000
S and S Beverage [Member] | Note Payable 4 [Member]
Note payable related party		$ 25,000							$ 25,000
Interest rate		8.00%							8.00%
Maturity date		Nov. 01, 2023							Nov. 01, 2023
Kona Gold, LLC
Principal amount						$ 20,000
Note payable related party			14,500				7,000		$ 8,500	14,500
Periodic payment						$ 500
Maturity date						Apr. 30, 2021
Line of credit from related party	$ 1,500,000
Lline of credit			922,151				1,372,651		1,369,651	922,151
Line of credit expiration date	Apr. 04, 2021
Accrued interest			0				48,757		36,397	0
Line of credit interest rate	3.75%
Gold Leaf, LLC
Principal amount					$ 70,000
Note payable related party			65,500				58,000		59,500	65,500
Periodic payment					$ 500
Maturity date					Mar. 31, 2021
Line of credit from related party				$ 200,000
Lline of credit			100,000				125,500		100,000	100,000
Line of credit expiration date				Aug. 29, 2021
Accrued interest			$ 0				$ 4,706		$ 3,545	$ 0
Line of credit interest rate				3.75%